UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22391

Nuveen Taxable Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
September 30,
2024
Semi-Annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Nuveen Taxable Municipal Income Fund
NBB

Table
of Contents
Important Notices 3
Common Share Information 4
About the Fund’s Benchmark 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolio of Investments 10
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Statement of Cash Flows 22
Financial Highlights 24
Notes to Financial Statements 26
Shareholder Meeting Report 35
Additional Fund Information 36
Glossary of Terms Used in this Report 37
Statement Regarding Basis for Approval of Investment Advisory Contract 38

Important Notices

Portfolio manager commentaries:
The Fund includes portfolio manager commentary in its annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Management fees:
As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm:
On October 24, 2024, the Fund’s Board of Trustees (the “Board”), upon recommendation from the Audit Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended March 31, 2024 and March
31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended March 31, 2024 and March 31, 2023, and for the period April 1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the
Fund’s fiscal years ended March 31, 2024 and March 31, 2023 and for the period April 1, 2024 through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).
The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating that KPMG agrees with the above statements.
(b) New independent registered public accounting firm:
On October 24, 2024, the Board, upon recommendation from the Audit
Committee, engaged PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the
Fund. During the Fund’s fiscal years ended March 31, 2024 and March 31, 2023 and for the period April 1, 2024 through October
24, 2024, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K
304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of September 30, 2024.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If a distribution includes anything other than net investment income, the Fund provides a notice of the best estimate of its distribution sources at the time of the distribution which may be viewed at www.nuveen.com/CEFdistributions. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, the Fund was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, the Fund did not sell any common shares through its shelf offering.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and the Fund’s transactions.
Per Common
Share
Amounts
Monthly Distributions (Ex-Dividend Date) NBB
April $0.0735
May 0.0735
June 0.0965
July 0.0965
August 0.0965
September 0.0965
Total Distributions from Net Investment Income $0.5330
Yields
NBB
Market Yield
*
6.97%
*
Market Yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price as of the end of the reporting period.
NBB
Maximum aggregate offering $120,480,111

COMMON SHARE REPURCHASES
The Fund's Board of Trustees authorized an open-market share repurchase program, allowing the Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Fund did not repurchase any of its outstanding common shares. As of September 30, 2024,
(and since the inception of the Fund's repurchase programs), the Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
NBB
Common shares cumulatively repurchased and retired 0
Common shares authorized for repurchase 2,935,000

About the Fund’s Benchmark
Bloomberg Taxable Municipal Long Bond Index:
A rules-based index engineered for the long-term taxable municipal bond market. Bonds in the index have effective maturities of 10+ years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holdings Summaries for the Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of
Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through its issuance of reverse repurchase agreements and investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income.
The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
The Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the
Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard &
Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Taxable Municipal Income Fund
Fund Performance, Leverage and Holdings Summaries September 30,
2024
NBB
Performance*
* For purposes of Fund performance, relative results are measured against the linked returns between the Bloomberg Taxable Municipal Long
Bond Index (effective 11/17/2018) and the Bloomberg Aggregate - Eligible Build America Bond Index (through 11/16/2018).
Daily Common Share NAV and Share Price
Total Returns as of
September 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NBB at Common Share NAV 4/27/10 5.98% 17.39% 0.88% 3.44%
NBB at Common Share Price 4/27/10 12.14% 25.33% 0.54% 4.32%
Bloomberg Taxable Municipal Long Bond Index — 5.46% 15.76% 0.15% 3.44%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$17.26 $16.61 (3.77)% (6.68)%

Leverage and Holdings
Leverage
Effective Leverage 39.91%
Regulatory Leverage 0.00%
Fund Allocation
(% of net assets)
Municipal Bonds 142.3%
Repurchase Agreements 0.2%
Other Assets & Liabilities, Net 3.8%
Reverse Repurchase
Agreements, including accrued
interest (39.0)%
Floating Rate Obligations (7.3)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
AAA 5.1%
AA 38.8%
A 21.8%
BBB 15.4%
BB or Lower 5.2%
N/R (not rated) 13.5%
N/A (not applicable) 0.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 30.3%
Transportation 19.4%
Utilities 17.2%
Tax Obligation/General 9.1%
Health Care 8.7%
Education and Civic
Organizations 5.8%
Other 9.3%
Repurchase Agreements 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 19.1%
New York 17.5%
Illinois 8.8%
Texas 6.9%
Georgia 5.3%
Washington 4.8%
Ohio 4.3%
Tennessee 3.3%
Florida 3.0%
New Jersey 2.9%
Oklahoma 2.9%
District of Columbia 2.7%
South Carolina 2.4%
West Virginia 2.3%
Maryland 2.2%
Other 11.6%
Total 100%
1
See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Portfolio of Investments September 30, 2024
NBB
(Unaudited)
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 142.3% (121.4% of Total Investments)
X 721,907,714 MUNICIPAL BONDS - 142.3% (99.8% of Total Investments) X 721,907,714
ALASKA - 0.6% (0.5% of Total Investments)
$ 3,025,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7.500% 10/01/52 $ 3,286,882
TOTAL ALASKA 3,286,882
CALIFORNIA - 27.3% (19.1% of Total Investments)
1,680,000 ABAG Finance Authority for Non-Profit Corporations,
California, Special Tax Bonds, Community Facilities District
2004-1 Seismic Safety Improvements 690 & 942 Market Street
Project, Taxable Refunding Series 2018
5.100 09/01/28 1,666,463
6,125,000 ABAG Finance Authority for Non-Profit Corporations,
California, Special Tax Bonds, Community Facilities District
2004-1 Seismic Safety Improvements 690 & 942 Market Street
Project, Taxable Refunding Series 2018
5.500 09/01/38 5,819,183
5,500,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2024 - AGM Insured
0.000 10/01/39 2,461,372
8,260,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
4.658 10/01/59 7,031,192
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, University of California San Francisco
Neurosciences Building, Build America Taxable Bond Series
2010B
6.486 05/15/49 1,129,386
8,010,000 (a) California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club, Taxable
Refunding Series 20202B
6.375 11/15/48 8,045,640
540,000 (a) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development -
Claremont Properties LLC Claremont Colleges Project, Taxable
Refunding Series 2023B
6.500 07/01/32 541,995
4,530,000 (b) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Build America Taxable Bond Series
2009G-2
8.361 10/01/34 5,598,449
7,010,000 California State University, Systemwide Revenue Bonds, Build
America Taxable Bond Series 2010B
6.484 11/01/41 7,820,879
2,000,000 California State, General Obligation Bonds, Build America
Federally Taxable Series 2009
7.550 04/01/39 2,516,918
4,110,000 (b) California State, General Obligation Bonds, Various Purpose,
Build America Taxable Bond Series 2010
7.600 11/01/40 5,240,607
2,000,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, 300 Lakeside
Drive Oakland Property Assessed Clean Energy, Taxable
Sustainability Green Series 2023
8.000 09/02/53 2,102,205
1,250,000 California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services, Taxable
Series 2021B
2.240 04/01/31 1,081,832
1,280,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022B - AGM Insured
7.140 08/15/47 1,400,297
2,025,000 Chino Public Financing Authority, California, Local Agency
Bonds, Refunding Series 2021A
4.001 09/01/38 1,854,465
1,000,000 Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Taxable Series 2021B
3.293 06/01/42 802,940
2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Taxable Senior
Series 2021A-1
3.714 06/01/41 1,594,627
10,000,000 (c) Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010,
(UB)
6.600 08/01/42 11,629,215

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,500,000 (b) Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6.600% 08/01/42 $ 8,721,911
2,000,000 (a),(c) Los Angeles Community College District, Los Angeles County,
California, General Obligation Bonds, Tender Option Bond
Trust 2016-XTG002, Formerly Tender Option Bond Trust
TN027, (IF)
11.439 08/01/49 4,022,345
1,880,000 (b) Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Mulitple Capital Projects I,
Build America Taxable Bond Series 2010B
7.488 08/01/33 2,103,061
11,380,000 (b) Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Mulitple Capital Projects I,
Build America Taxable Bond Series 2010B
7.618 08/01/40 13,883,686
2,960,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Build America
Taxable Bonds, Series 2009C
6.582 05/15/39 3,281,838
1,785,000 (b) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Federally Taxable - Direct Payment -
Build America Bonds, Series 2010D
6.574 07/01/45 2,088,349
4,000,000 (a),(c) Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Tender Option Bond Trust 2016-
XFT906, (IF)
10.125 07/01/50 7,697,694
4,180,000 (b) Sacramento Public Financing Authority, California, Lease
Revenue Bonds, Golden 1 Center, Series 2015
5.637 04/01/50 4,483,052
2,200,000 San Diego County Regional Transportation Commission,
California, Sales Tax Revenue Bonds, Build America Taxable
Bonds Series 2010A
5.911 04/01/48 2,397,708
1,500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Taxable Build America Bond
Series 2010G
6.950 11/01/50 1,802,472
1,000,000 San Francisco City and County Redevelopment Financing
Authority, California, Tax Allocation Revenue Bonds, San
Francisco Redevelopment Projects, Taxable Series 2009E
8.406 08/01/39 1,255,118
4,000,000 (a),(c) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001, (IF)
9.876 11/01/41 6,399,254
2,000,000 (a),(c) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001, (IF)
9.876 11/01/41 3,199,627
1,185,000 (a) San Francisco City and County, California, Development
Special Tax Bonds, Mission Rock Facilities and Services Special
Tax District 2020-1, Taxable Series 2021B
4.000 09/01/31 1,134,484
2,000,000 (b) University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Build America Bond Series 2010H
6.548 05/15/48 2,299,761
4,260,000 Vernon, California, Electric System Revenue Bonds, Series
2008A
8.590 07/01/38 5,218,183
TOTAL CALIFORNIA 138,326,208
COLORADO - 1.8% (1.3% of Total Investments)
4,335,000 (b) Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable
Build America Series 2010A
6.078 12/01/40 4,756,141
3,100,000 (b) Denver School District 1, Colorado, General Obligation Bonds,
Build America Taxable Bonds, Series 2009C
5.664 12/01/33 3,262,594
1,230,000 (b) Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Build America Series 2010B
5.844 11/01/50 1,355,731
TOTAL COLORADO 9,374,466

Portfolio of Investments September 30, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 3.9% (2.7% of Total Investments)
$ 14,365,000 (b) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail
& Capital improvement Projects, Second Senior Lien, Build
America Bond Series 2009D
7.462% 10/01/46 $ 18,246,254
1,000,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail
& Capital improvement Projects, Second Senior Lien, Build
America Bond Series 2009D - AGM Insured
7.462 10/01/46 1,294,508
TOTAL DISTRICT OF COLUMBIA 19,540,762
FLORIDA - 4.3% (3.0% of Total Investments)
14,655,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Taxable Series 2021B
5.000 10/01/36 13,445,926
1,400,000 (a) Miami, Florida, Special Obligation Revenue Bonds, Street &
Sidewalk Improvement Program, Taxable Refunding Series
2018B - AGM Insured
4.808 01/01/39 1,372,995
6,570,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Taxable
Series 2023
6.224 11/01/55 7,108,420
TOTAL FLORIDA 21,927,341
GEORGIA - 7.5% (5.2% of Total Investments)
2,264,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Taxable Build America Bonds Series 2010A
6.655 04/01/57 2,593,480
19,222,000 (b) Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project P Bonds, Refunding Taxable Build America Bonds
Series 2010A
7.055 04/01/57 22,692,332
5,668,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project P Bonds, Refunding Taxable Build America Bonds
Series 2010A - AGM Insured
7.055 04/01/57 6,891,439
5,012,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Taxable Build America Bonds Series 2010A
6.637 04/01/57 5,729,918
TOTAL GEORGIA 37,907,169
ILLINOIS - 12.7% (8.9% of Total Investments)
2,210,000 Bellwood Illinois, Tax Increment Revenue Bonds, Senior
Apartments Project, Series 2022
6.000 12/01/50 2,211,869
4,030,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2010C - BAM Insured
6.319 11/01/29 4,282,856
12,715,000 (b) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010B
6.200 12/01/40 13,635,529
1,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Taxable Refunding Series 2020B
3.912 12/01/40 893,700
355,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Third Lien, Taxable Build America Bond
Series 2010B
6.395 01/01/40 405,735
1,000,000 Chicago, Illinois, General Obligation Bonds, Taxable Project,
Build America Bonds - Direct Payment, Series 2010B - BAM
Insured
7.517 01/01/40 1,213,720
1,935,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Build America Taxable Bond Series 2010B
6.900 01/01/40 2,206,124
3,495,000 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien
Series 2010B
6.742 11/01/40 3,954,414
1,950,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6.229 11/15/34 2,131,137
2,980,000 (a) Illinois International Port District, Revenue Bonds, Taxable
Refunding Series 2020
5.000 01/01/35 2,765,404
1,571,429 Illinois State, General Obligation Bonds, Build America Taxable
Bonds, Series 2010-5
7.350 07/01/35 1,727,491
11,875,769 (b) Illinois State, General Obligation Bonds, Taxable Build America
Bonds, Series 2010-3
6.725 04/01/35 12,755,197
10,312,000 (b) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009A
6.184 01/01/34 11,295,106
2,420,000 (b) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009B
5.851 12/01/34 2,605,688

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 400,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Bond
Series 2009C
6.859% 01/01/39 $ 443,126
1,375,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Taxable
Bond Series 2010A
7.820 01/01/40 1,682,530
TOTAL ILLINOIS 64,209,626
INDIANA - 1.2% (0.8% of Total Investments)
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Build America Taxable Bonds, Series 2010B-2
6.116 01/15/40 1,083,922
5,000,000 Knox County, Indiana, Economic Development Revenue Bonds,
Good Samaritan Hospital Project, Taxable Series 2012B
5.900 04/01/34 5,036,879
TOTAL INDIANA 6,120,801
KENTUCKY - 1.6% (1.1% of Total Investments)
5,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Build America Bond Series 2010B
- AGM Insured
6.490 09/01/37 5,005
5,450,000 (b) Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Build
America Taxable Bonds Series 2010A
6.250 05/15/43 6,102,593
2,080,000 Newport, Kentucky, Industrial Building Revenue Bonds, South
Beach 1, LLC Project, Taxable Refunding Series 2022
4.125 03/01/33 1,946,659
TOTAL KENTUCKY 8,054,257
MARYLAND - 3.2% (2.2% of Total Investments)
3,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Terminal Project, Refunding
Series 2017B
4.550 06/01/35 3,361,039
1,500,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
4.580 06/01/33 1,439,455
2,945,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
4.790 06/01/38 2,694,534
4,285,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
5.050 06/01/43 3,816,056
5,350,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
5.320 06/01/51 4,743,115
TOTAL MARYLAND 16,054,199
MASSACHUSETTS - 1.0% (0.7% of Total Investments)
4,000,000 (a),(c) Massachusetts, Transporation Fund Revenue Bonds,
Accelerated Bridge Program, Tender Option Bond Trust 2016-
XFT907, (IF)
5.953 06/01/40 5,128,180
TOTAL MASSACHUSETTS 5,128,180
MINNESOTA - 0.4% (0.3% of Total Investments)
1,855,000 Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Build America Taxable Bond
Series 2010C
6.770 01/01/46 2,177,659
TOTAL MINNESOTA 2,177,659
MISSISSIPPI - 0.4% (0.3% of Total Investments)
2,085,000 Mississippi State, General Obligation Bonds, Taxable Build
America Bond Series 2010F
5.245 11/01/34 2,150,694
TOTAL MISSISSIPPI 2,150,694
MISSOURI - 0.2% (0.2% of Total Investments)
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Federally
Taxable Build America Bonds - Direct Pay, Series 2009A
6.890 01/01/42 1,151,173
TOTAL MISSOURI 1,151,173

Portfolio of Investments September 30, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW HAMPSHIRE - 0.9% (0.7% of Total Investments)
$ 4,500,000 (a) National Finance Authority, New Hampshire, Utility Revenue
Bonds, Wheeling Power Company Project, Taxable Refunding
Series 2024A
6.890% 04/01/34 $ 4,772,800
TOTAL NEW HAMPSHIRE 4,772,800
NEW JERSEY - 4.1% (2.9% of Total Investments)
3,320,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Taxable Series 2020D - AGM Insured
3.958 07/01/48 2,813,514
3,000,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7.414 01/01/40 3,653,930
8,805,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7.102 01/01/41 10,467,413
2,000,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable
Build America Bond Series 2010H
5.665 05/01/40 2,073,986
870,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Taxable Build America Bond Series 2009P-3
7.365 01/01/40 1,006,338
530,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Build America Bond
Series 2009A-5
7.000 11/01/38 599,680
TOTAL NEW JERSEY 20,614,861
NEW YORK - 25.0% (17.6% of Total Investments)
420,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Taxable Series 2023B
7.250 02/01/27 426,968
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B
5.096 08/01/34 9,757,013
1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B - AGM
Insured
4.946 08/01/48 1,350,531
25,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, Build America Taxable Bonds,
Series 2010D, (UB)
5.600 03/15/40 26,230,035
2,000,000 (a) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, Tender Option Bond Trust 30020,
(IF)
5.746 03/15/40 2,492,014
5,100,000 (b) Long Island Power Authority, New York, Electric System
Revenue Bonds, Build America Taxable Bond Series 2010B
5.850 05/01/41 5,476,677
595,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Build America Taxable Bonds, Series 2010C
7.336 11/15/39 724,418
2,090,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Build America Taxable Bonds,
Series 2010B-1
6.548 11/15/31 2,246,969
10,925,000 (b) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Federally Taxable Build
America Bonds, Series 2010E
6.814 11/15/40 12,418,758
11,390,000 (b) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Federally Taxable Issuer
Subsidy Build America Bonds, Series 2010A
6.668 11/15/39 12,861,448
440,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Taxable Green Climate
Certified Series 2020C-2
5.175 11/15/49 409,653
3,675,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Taxable Series 2020B
4.600 12/01/46 3,141,192
2,000,000 New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AGM Insured
6.027 01/01/46 2,096,414
890,000 (a) New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AMBAC Insured
6.027 01/01/46 932,904
475,000 (a) New York City Industrial Development Authority, New York,
Rental Revenue Bonds, Yankee Stadium Project, Taxable Series
2009 - AGM Insured
11.000 03/01/29 546,679

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 (b) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series
AA
5.440% 06/15/43 $ 1,533,679
2,595,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD
5.952 06/15/42 2,816,869
2,025,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD, (UB)
5.952 06/15/42 2,198,134
3,595,000 (a),(c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Taxable Tender Option Bonds Trust T30001-2, (IF)
7.444 06/15/44 4,880,277
10,170,000 (b) New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2011 Taxable Build
America Bond Series 2010S-1B
6.828 07/15/40 11,417,150
10,000,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Build America Taxable Bonds, Series
2010G-1
5.467 05/01/40 10,390,101
5,495,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds,  Refunding Series 2010A
8.572 11/01/40 5,564,664
3,450,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds,  Refunding Series 2010A
8.572 11/01/40 3,493,503
2,970,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds, Series 2010-C1 - AGM Insured
8.572 11/01/40 3,583,340
TOTAL NEW YORK 126,989,390
OHIO - 6.1% (4.3% of Total Investments)
6,350,000 (b) American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7.834 02/15/41 8,016,159
1,000,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
8.084 02/15/50 1,365,659
1,475,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7.499 02/15/50 1,840,920
7,040,000 American Municipal Power Ohio Inc., Prairie State Energy
Campus Project Revenue Bonds, Build America Bond Series
2009C
6.053 02/15/43 7,745,761
2,300,000 Columbus Regional Airport Authority, Ohio, Customer Facility
Charge Revenue Bonds, Taxable Series 2019
4.199 12/15/48 2,011,252
10,575,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Kenwood
Collection Redevelopment, Refunding Senior Lien Series
2016A
6.600 01/01/39 9,886,883
TOTAL OHIO 30,866,634
OKLAHOMA - 4.1% (2.8% of Total Investments)
21,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2018D
5.450 08/15/28 20,595,931
TOTAL OKLAHOMA 20,595,931
OREGON - 1.1% (0.8% of Total Investments)
1,590,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5.815 06/01/38 1,680,583
1,600,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5.865 06/01/39 1,689,328
2,450,000 Port of Portland, Oregon, Portland International Airport
Customer Facility Charge Revenue Bonds, Taxable Series 2019
4.237 07/01/49 2,097,301
TOTAL OREGON 5,467,212

Portfolio of Investments September 30, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PENNSYLVANIA - 1.3% (0.9% of Total Investments)
$ 1,915,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Build America Taxable Bonds,
Series 2009D
6.218% 06/01/39 $ 2,059,672
1,640,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2009A
6.105 12/01/39 1,830,567
2,715,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2010B
5.511 12/01/45 2,836,629
TOTAL PENNSYLVANIA 6,726,868
SOUTH CAROLINA - 3.4% (2.4% of Total Investments)
8,985,000 South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C, (UB)
6.454 01/01/50 10,236,239
2,000,000 South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C - AGM Insured
6.454 01/01/50 2,322,009
1,550,000 South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C
6.454 01/01/50 1,765,851
205,000 (a) South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Tender Option Bond Trust T30002, (IF)
9.520 01/01/50 347,740
2,585,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2013C - AGM Insured
5.784 12/01/41 2,797,612
TOTAL SOUTH CAROLINA 17,469,451
TENNESSEE - 4.8% (3.3% of Total Investments)
1,500,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018B
5.308 04/01/48 1,476,525
415,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
4.700 07/01/27 395,864
7,915,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
5.200 07/01/37 6,744,998
1,515,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
5.450 07/01/45 1,171,680
5,010,000 (b) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Series 2010A-2
7.431 07/01/43 6,064,602
7,350,000 (b) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Subordinate Lien Series
2010B
6.731 07/01/43 8,232,400
TOTAL TENNESSEE 24,086,069
TEXAS - 9.8% (6.9% of Total Investments)
2,520,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Build America Bonds, Series 2009B
5.999 12/01/44 2,742,795
16,460,000 (b) Dallas Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Build America Taxable Bonds,
Series 09B
7.088 01/01/42 18,988,914
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Taxable Series
2017B
4.238 03/01/47 888,508
1,500,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Taxable Series 2024B
6.250 06/01/37 1,521,159
10,285,000 (b) North Texas Tollway Authority, System Revenue Bonds, Taxble
Build America Bond Series 2009B
6.718 01/01/49 12,212,902
7,545,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5.671 07/01/35 7,578,704

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5.871% 07/01/45 $ 2,002,448
1,000,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Junior Lien, Build America Taxable Bond Series 2010A
5.808 02/01/41 1,079,432
10,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Series 2012
4.427 02/01/42 9,790
1,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical
Center, Taxable Series 2021 - AGM Insured
3.292 09/01/40 823,984
1,400,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical
Center, Taxable Series 2021 - AGM Insured
3.422 09/01/50 1,057,708
1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Taxable Refunding Senior Lien
Series 2019B
3.922 12/31/49 860,815
TOTAL TEXAS 49,767,159
UTAH - 1.5% (1.1% of Total Investments)
8,500,000 (a) Salt Lake County, Utah, Convention Hotel Revenue Bonds,
Taxable Series 2019
5.750 10/01/47 7,775,735
TOTAL UTAH 7,775,735
VIRGINIA - 3.1% (2.2% of Total Investments)
1,840,000 (a) Fredericksburg Economic Development Authority, Virginia,
Revenue Bonds, Fredericksburg Stadium Project, Taxable
Series 2019A
5.500 09/01/49 1,818,861
10,380,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series
2007A
6.706 06/01/46 8,824,338
5,055,000 (a) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018B
12.000 04/01/48 5,169,462
TOTAL VIRGINIA 15,812,661
WASHINGTON - 6.8% (4.7% of Total Investments)
4,000,000 (a),(c) Seattle, Washington, Municipal Light and Power Revenue
Bonds, Federally Taxable Build America Bonds, Tender Option
Bond Trust 2016-XFT905, Formerly Tender Option Bond Trust
T0001, (IF)
5.015 02/01/40 4,992,234
26,700,000 (b) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Build America Taxable Bond
Series 2010B
6.790 07/01/40 29,337,266
TOTAL WASHINGTON 34,329,500
WEST VIRGINIA - 3.3% (2.3% of Total Investments)
8,500,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1
Senior Series 2020A
4.006 06/01/40 7,299,652
10,800,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1
Senior Series 2020A
4.306 06/01/49 9,229,770
TOTAL WEST VIRGINIA 16,529,422

Portfolio of Investments September 30, 2024
(continued)
NBB

Investments in Derivatives
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN - 0.9% (0.6% of Total Investments)
$ 480,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2022A - BAM Insured
5.569% 11/01/51 $ 464,128
2,360,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2023 - BAM Insured
6.434 11/01/52 2,444,989
2,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Taxable Senior Series
2020A - AGM Insured
4.473 12/15/47 1,785,487
TOTAL WISCONSIN 4,694,604
TOTAL MUNICIPAL BONDS
(Cost $712,985,022) 721,907,714
TOTAL LONG-TERM INVESTMENTS
(Cost $712,985,022) 721,907,714
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%  (0.2% of Total Investments)
X 1,125,000 REPURCHASE AGREEMENTS - 0.2% (0.2% of Total Investments) X 1,125,000
$ 1,125,000 (d) Fixed Income Clearing Corporation 4.820 10/01/24 $ 1,125,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,125,000) 1,125,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,125,000) 1,125,000
TOTAL INVESTMENTS - 142.5%
(Cost $714,110,022 ) 723,032,714
FLOATING RATE OBLIGATIONS - (7.3)% (36,810,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (39.0)%(e) (197,965,918)
OTHER ASSETS & LIABILITIES, NET -   3.8% 19,036,835
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 507,293,631
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (884) 12/24 $ (118,734,405) $ (117,654,875) $ 1,079,530
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $92,493,572 or 12.8% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $261,162,359 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $1,125,151 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $1,147,673.
(e) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 27.4%.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2024 (Unaudited) NBB
ASSETS
Long-term investments, at value
†
$ 721,907,714
Short-term investments, at value
◊
1,125,000
Cash collateral at broker for investments in futures contracts
(1)
5,348,249
Receivables:
Interest 13,156,447
Investments sold 3,759,187
Variation margin on futures contracts 690,625
Deferred offering costs 145,402
Other 40,828
Total assets 746,173,452
LIABILITIES
Cash overdraft 428,043
Reverse repurchase agreements, including accrued interest 197,965,918
Floating rate obligations 36,810,000
Payables:
Management fees 404,082
Dividends 2,772,813
Interest 340,124
Accrued expenses:
Custodian fees 48,152
Investor relations 23,976
Trustees fees 41,828
Professional fees 24,959
Shareholder reporting expenses 19,307
Other 619
Total liabilities 238,879,821
Commitments and contingencies
(2)
Net assets applicable to common shares $ 507,293,631
Common shares outstanding 29,394,752
Net asset value ("NAV") per common share outstanding $ 17 .26
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 293,948
Paid-in capital 539,398,125
Total distributable earnings (loss) (32,398,442)
Net assets applicable to common shares $ 507,293,631
Authorized shares:
Common Unlimited
†
Long-term investments, cost $ 712,985,022
◊
Short-term investments, cost $ 1,125,000
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited) NBB
INVESTMENT INCOME
Interest $ 19,797,329
Total investment income 19,797,329
EXPENSES
–
Management fees 2,428,131
Shareholder servicing agent fees 84
Interest expense 6,598,354
Trustees fees 12,912
Custodian expenses 34,025
Investor relations expenses 43,701
Professional fees 57,338
Shareholder reporting expenses 32,213
Stock exchange listing fees 4,751
Other 264,600
Total expenses 9,476,109
Net investment income (loss) 10,321,220
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,669,395)
Futures contracts (6,913,265)
Net realized gain (loss) (11,582,660)
Change in unrealized appreciation (depreciation) on:
Investments 26,040,407
Futures contracts 4,201,429
Net change in unrealized appreciation (depreciation) 30,241,836
Net realized and unrealized gain (loss) 18,659,176
Net increase (decrease) in net assets applicable to common shares from operations $ 28,980,396

Statement of Changes in Net Assets
See Notes to Financial Statements

NBB
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 10,321,220 $ 21,494,126
Net realized gain (loss) (11,582,660) 19,014,440
Net change in unrealized appreciation (depreciation) 30,241,836 (8,494,514)
Net increase (decrease) in net assets applicable to common shares from operations 28,980,396 32,014,052
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (15,667,403) (37,980,419)
Return of Capital – (829,472)
Total distributions (15,667,403) (38,809,891)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 1,761 (2,684)
Net increase (decrease) applicable to common shares from capital share transactions 1,761 (2,684)
Net increase (decrease) in net assets applicable to common shares 13,314,754 (6,798,523)
Net assets applicable to common shares at the beginning of the period 493,978,877 500,777,400
Net assets applicable to common shares at the end of the period $ 507,293,631 $ 493,978,877

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited)
NBB
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 28,980,396
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (27,521,712)
Proceeds from sale and maturities of investments 37,127,346
Proceeds from (Purchase of) short-term investments, net 300,000
Amortization (Accretion) of premiums and discounts, net 1,134,983
Amortization of deferred offering costs 159,651
(Increase) Decrease in:
Receivable for interest (125,782)
Receivable for investments sold (3,317,110)
Receivable for variation margin on futures contracts (690,625)
Other assets 1,232
Increase (Decrease) in:
Payable for interest 147,520
Payable for variation margin on futures contracts (473,906)
Payable for management fees (7,854)
Accrued custodian fees (3,634)
Accrued investor relations fees 8,214
Accrued Trustees fees 1,388
Accrued professional fees 22,710
Accrued shareholder reporting expenses (10,802)
Accrued shareholder servicing agent fees (504)
Accrued shelf offering costs (55,799)
Accrued other expenses 263
Net realized (gain) loss from investments 4,669,395
Net change in unrealized (appreciation) depreciation of investments (26,040,407)
Net cash provided by (used in) operating activities 14,304,963
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shelf offering 1,761
Increase (Decrease) in:
Cash overdraft (567,004)
Cash distributions paid to common shareholders (15,008,525)
Net cash provided by (used in) financing activities (15,573,768)
Net increase (decrease) in cash collateral at brokers (1,268,805)
Cash collateral at brokers at the beginning of period 6,617,054
Cash collateral at brokers at the end of period $ 5,348,249
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NBB
Cash paid for interest
$ 574,234

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NBB
9/30/24(d) $ 16.81 $ 0.35 $ 0.63 $ 0.98 $ (0.53) $ — $ — $ (0.53) $ — $ — $ 17.26 $ 16.61
3/31/24 17.04 0.73 0.36 1.09 (0.81) (0.48) (0.03) (1.32) — — 16.81 15.32
3/31/23 20.00 0.95 (2.78) (1.83) (1.14) — — (1.14) — 0.01 17.04 16.12
3/31/22 22.11 1.23 (2.07) (0.84) (1.28) — — (1.28) —(f) 0.01 20.00 19.99
3/31/21 19.89 1.18 2.16 3.34 (1.13) — — (1.13) —(f) 0.01 22.11 22.59
3/31/20 21.35 1.11 (1.39) (0.28) (1.17) — (0.01) (1.18) — — 19.89 19.15
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NBB
9/30/24(d)
2.67% ( e )
3/31/24
2.58
3/31/23
1.57
3/31/22
0.32
3/31/21
0.39
3/31/20
0.85
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
5.98% 12.14% $ 507,294 3.83% (e) 4.17% (e) 4%
6.65 3.45 493,979 3.63 4.39 2
(8.98) (13.68) 500,777 2.63 5.46 5
(4.26) (6.31) 572,087 1.31 5.46 1
16.99 24.16 613,164 1.37 5.36 9
(1.74) (1.44) 544,173 1.83 5.05 16
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to reverse repurchase agreements (as described in Notes to Financial
Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-
deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The fund covered in this report and its corresponding New York Stock Exchange (“NYSE”) symbol is Nuveen Taxable Municipal
Income Fund (NBB) (the “Fund”). The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end management investment company. The Fund was organized as a Massachusetts business trust on December 4, 2009.
Current Fiscal Period:
The end of the reporting period for the Fund is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund's portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a  sub-
advisory agreement with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Fund's distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The Fund holds liabilities in floating rate obligations, which are not reflected in the table above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
NBB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 721,907,714 $ – $ 721,907,714
Short-Term Investments:
Repurchase Agreements – 1,125,000 – 1,125,000
Investments in Derivatives:
Futures Contracts* 1,079,530 – – 1,079,530
Total $ 1,079,530 $ 723,032,714 $ – $ 724,112,244
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities:
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NBB
$ 36,810,000 $ 103,190,000 $ 140,000,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NBB
$ 36,810,000 3.91%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NBB
$ 36,810,000 $ 103,190,000 $ 140,000,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NBB Fixed Income Clearing Corporation $ 1,125,000 $ (1,147,673)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NBB
$ 27,521,712 $ 37,127,346

Notes to Financial Statements
(continued)
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the Fund invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
NBB $ 122,073,549
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NBB
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 1,079,530 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NBB
Futures contracts Interest rate $ (6,913,265) $ 4,201,429

equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The Fund has filed a registration statement with the Securities and Exchange
Commission (“SEC”) authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during current or prior fiscal periods.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Shares Transactions:
There were no t ransactions in common shares during the Fund’s current and prior fiscal period.
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NBB
Six Months
Ended
9/30/24
Year Ended
3/31/24
Maximum aggregate offering $120,480,111 $162,000,000
Common shares sold – –
Offering proceeds, net of offering costs $1,761 $(2,684)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NBB
$ 690,527,768 $ 36,097,631 $ (39,324,548) $ (3,226,917)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NBB
$ — $ — $ (28,960,729) $ — $ (14,590,192) $ (2,160,514) $ (45,711,435)

Notes to Financial Statements
(continued)
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
For the period April 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for the Fund was calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the annual complex-level fee for the Fund was as follows:
Other Transactions with Affiliates:
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
9. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
10. Fund Leverage
Reverse Repurchase Agreements:
During the current fiscal period, the fund utilized reverse repurchase agreements as a means of leverage.
The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding and average interest rate on the Fund’s reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
Fund
Complex-Level Fee
NBB
0.1569%
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
NBB RBC Capital Markets, LLC 5.41% $ (123,000,000) 10/28/24 $ (123,000,000) $ (123,073,937)
NBB TD Securities (USA), LLC 5.85% (43,000,000) 10/17/24 (43,000,000) (43,531,050)
NBB Wells Fargo Securities, LLC 5.83% (30,950,000) 10/11/24 (30,950,000) (31,360,931)
Total $(196,950,000) $(196,950,000) $(197,965,918)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NBB
183 $ (196,950,000) 5.93%

Notes to Financial Statements
(continued)
11. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter- Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, the Fund did not enter into any inter-fund loan activity.
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
NBB RBC Capital Markets, LLC $ (123,073,937) $ 161,415,964
NBB TD Securities (USA), LLC (43,531,050) 56,823,306
NBB Wells Fargo Securities, LLC (31,360,931) 42,923,089
Total $ (197,965,918) $ 261,162,359
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Shareholder Meeting Report

(Unaudited)
The annual meeting of shareholders for NBB was held on August 8, 2024; at this meeting the shareholders were asked to elect Board Members.
The vote totals for NBB are set forth below:
NBB
Common
Shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 20,448,395
Withhold 608,505
Total 21,056,900
Albin F. Moschner
For 20,441,366
Withhold 615,534
Total 21,056,900
Loren M. Starr
For 20,470,277
Withhold 586,623
Total 21,056,900
Matthew Thornton III
For 20,450,806
Withhold 606,094
Total 21,056,900

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
The Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NBB
Common shares repurchased 0

Glossary of Terms Used in this Report

(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a)issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen Taxable Municipal Income Fund
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund approved the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC
(“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to the Fund. Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-
Adviser serves as the sub-adviser to the Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the
Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Investment Management
Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory
Agreement are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Fund, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreement and the Sub-Advisory Agreement
separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the
Fund.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Fund, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Fund. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Fund over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its
February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Fund as low, medium or high. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to the Fund are summarized below.
The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended
December 31, 2023 and outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31,
2024, the Fund outperformed its benchmark for such periods. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/
or expense reimbursements, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The
Board also reviewed information about other expenses and the total operating expense ratio of the Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge.
The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-
related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-
adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
The Board Members also considered, in relevant part, the Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Fund, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Fund.
The Board’s considerations regarding the comparative fee data for the Fund are set forth below.
The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Universe median.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Fund, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Fund. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the
Fund and that the Advisory Agreements be renewed for an additional one-year period

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0924P 3925475-INV-B-11/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Taxable Municipal Income Fund

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2024	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)